Financing Obligations (Tables)	9 Months Ended
Mar. 31, 2023
Financing Obligations Disclosure Abstract
Schedule of financing obligations net of discounts
	As of March 31, 2023	As of June 30, 2022

Receivable financing facility	$4,314	$5,911
Equipment financing facility	1,266	2,929
Total financing obligations	5,580	8,840
Less: financing obligations, current	(3,720)	(8,840)
Total financing obligations, noncurrent	$1,860	$—